Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Total		¥ 219,126	¥ 269,588	¥ (30,497)
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		(11,450)	17,548	1,800
Realized gain on investments in equity securities held for operating purposes		1,731	6,601	221
Equity in earnings of affiliates	[1]	(16,410)	34,990	32,532
Corporate items		4,956	(22,240)	(35,996)
Other	[2],[3],[4]	9,420	62,264	(1,330)
Total		¥ (11,753)	¥ 99,163	¥ (2,773)

[1]	Includes an impairment loss of ¥47,661 million on Nomura’s investment in Nomura Real Estate holdings, Inc. for the year ended March 31, 2021. Considering the period and extent to which the share price was below carrying value, Nomura determined the impairment was other-than-temporary and therefore the impairment loss was recognized. The loss was classified within Non-interest expenses—Other in the consolidated statements of income.
[2]	Includes gain of ¥73,293 million from the partial sale of Nomura’s investment in ordinary shares of Nomura Research Institute, Ltd. for the year ended March 31, 2020.
[3]	Includes the impact of Nomura’s own creditworthiness.
[4]	The income before income taxes for the year ended March 31, 2021 includes a gain of ¥ 71,075 million which represents the difference between the fair value of the assets acquired and the carrying value of the assets transferred by Nomura as a result of the rights conversion of the Tokyo Nihonbashi district redevelopment project.